Commitments and Contingent Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Total value of open purchase orders	$ 27,563	$ 50,591
Purchase obligation	$ 4,557	$ 6,563